Segment Reporting - Schedule of Segment Reporting (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Net Revenue		$ 293		$ 135
Cost of goods sold
Gross profit		293		135
Operating expenses
Research and development		2,431	1,697	9,105	5,973
General and administrative		1,684	2,253	8,872	8,237
Total operating expenses		4,115	3,950	17,977	14,210
Loss from operations		(3,822)	(3,950)	(17,842)	(14,210)
Non-operating expenses	[1]			(6,985)	(12,022)
Net loss before taxes		$ (3,769)	$ (12,697)	$ (24,827)	$ (26,232)

[1]	Non-operating expenses consist of interest expense, interest income, and gains and losses from changes in the fair value of liability classified financial instruments such as warrants and convertible debt.